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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ] Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 8214 Westchester Drive, Suite 650
         Dallas, Texas 75225

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
Title: President of RHA, Inc., general partner of
       Atlas Capital Management, L.P.
Phone: (214) 999-6082

Signature, Place, and Date of Signing:


/s/ Robert H. Alpert                      Dallas, TX            August 14, 2009
---------------------------------   -----------------------   ------------------
           (Signature)                   (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       24
Form 13F Information Table Value Total:   35,586
                                        (thousands)

List of Other Included Managers:

NONE
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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALESCO FINL INC              NOTE 7.625% 5/1  014485AB2    4,162 6,550,000 PRN      SOLE              0 6,550,000      0    0
AMYLIN PHARMACEUTICALS INC   COM              032346908      203    15,000 SH       SOLE              0    15,000      0    0
ANNTAYLOR STORES CORP        COM              036115103      838   105,000 SH       SOLE              0   105,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL B             084670207    2,070       715 SH       SOLE              0       715      0    0
BRINKS HOME SEC HLDGS INC    COM              109699108      878    31,000 SH       SOLE              0    31,000      0    0
CHINA INFORMATION SEC TECH I COM              16944F101    2,206   771,240 SH       SOLE              0   771,240      0    0
DOMINOS PIZZA INC            COM              25754A201      562    75,000 SH       SOLE              0    75,000      0    0
EXCO RESOURCES INC           COM              269279402    3,592   278,000 SH       SOLE              0   278,000      0    0
FAIRFAX FINL HLDGS LTD       SUB VTG          303901102    3,604    14,445 SH       SOLE              0    14,445      0    0
FIFTH STREET FINANCE CORP    COM              31678A103      434    43,207 SH       SOLE              0    43,207      0    0
GENTEK INC                   COM NEW          37245X203    1,813    81,195 SH       SOLE              0    81,195      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109      361    20,862 SH       SOLE              0    20,862      0    0
HECKMANN CORP                COM              422680108    2,531   674,978 SH       SOLE              0   674,978      0    0
HECKMANN CORP                *W EXP 11/09/201 422680116      255    67,888 SH       SOLE              0    67,888      0    0
IMAX CORP                    COM              45245E109    1,705   210,000 SH       SOLE              0   210,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    1,664    44,000 SH       SOLE              0    44,000      0    0
MARTEK BIOSCIENCES CORP      COM              572901106      303    14,328 SH       SOLE              0    14,328      0    0
OCEANFREIGHT INC             SHS              Y64202107      325   215,000 SH       SOLE              0   215,000      0    0
PFIZER INC                   COM              717081103      600    40,000 SH       SOLE              0    40,000      0    0
REWARDS NETWORK INC          COM              761557107    1,812   478,165 SH       SOLE              0   478,165      0    0
SEABRIDGE GOLD INC           COM              811916105      817    31,500 SH       SOLE              0    31,500      0    0
TEXAS INDS INC               COM              882491103      470    15,000 SH       SOLE              0    15,000      0    0
TRANSATLANTIC HLDGS INC      COM              893521104      807   538,000 SH       SOLE              0   538,000      0    0
ZHONGPIN INC                 COM              98952K107    3,574   345,000 SH       SOLE              0   345,000      0    0